UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Invesco Small Cap Value Fund
(Institutional Class and Investor Class)
Annual Report
December 31, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
For the twelve-month period ended December 31, 2019, the Fund (Institutional Class shares) returned 17.52%, relative to a 22.39% return for the Russell 2000® Value Index, the Fund’s benchmark index.
Equity markets rallied in the first quarter of 2019, fueled by optimism about a potential U.S.-China trade deal and a surprising shift in Federal Reserve (“Fed”) monetary policy towards easing after raising rates four times in 2018. These developments were instrumental in the S&P 500® Index posting its best first quarter return since 1998 and for the Russell 2000® Index reaching its highest calendar quarter since 2011. The next two quarters were quieter from an equity return standpoint although market volatility rose dramatically fueled by aggressive trade rhetoric between the U.S. and China. In addition, there were suggestions that the U.S. would also impose tariffs on other nations in North America as well as Europe. The effect of this hardened trade stance caused uncertainty among global businesses which stifled investment. The Fed cut rates twice during the third quarter on concerns over a further deceleration in global growth. Perhaps best reflective of investors’ concerns were several instances of the U.S. Treasury yield curve inverting. August also witnessed increased risk aversion as investors showed a desire to hold safe-haven assets such as gold and government bonds.
Macroeconomic issues that concerned investors in the third quarter of 2019 mostly abated during the fourth quarter, providing the backdrop for strong equity market returns. Risk assets surged higher as a result of a delay in the Brexit agreement until January 2020, optimism that phase one of a U.S.-China trade deal would be completed and better-than expected third-quarter corporate earnings results. The U.S. economy rose higher than expected, at 2.1% for the third quarter of 2019. During its October meeting, the Fed cut interest rates again by 0.25% based on business investment and exports remaining weak. Investors were also encouraged by a resilient U.S. economy and corporate earnings, putting the U.S. equity markets on track for their largest annual rise since 2013.
Growth stocks handily outperformed value stocks for most of the year, however value showed relative strength in the third quarter when equity volatility was at its peak and investors showed a preference for defensive sectors. Within the Russell 2000 Value Index, all sectors except energy had positive results with information technology, real estate and industrials leading gains. Energy and communication services lagged.
As fund managers we seek companies that are 1) attractively valued, 2) exhibiting strong and improving fundamentals supported by attractive price trends, and 3) run by shareholder-friendly management. We employ a quantitative multi-factor model designed to capture and balance these three investment factors which we call value, momentum (price and earnings), and quality. Over the year, model performance was challenged as several reversals of sentiment hampered our price momentum factor. However, they were offset, as they have been historically, by strength in value factor particularly later in the year. Earnings momentum showed the strongest prognostic ability, but it was overshadowed by weakness in our quality factor. The shift in optimism, particularly at the beginning and end of the year, led to sharp declines in borrowing costs as high yield bond spreads collapsed, increased the attractiveness of those companies reliant on net external financing and reduced the effectiveness of this quality signal. In addition, investor optimism reduced the historical premium for those companies showing high levels of operating efficiency and those exhibiting a higher degree of cash earnings versus those with more subjective accruals-based results. We are strong believers that the sustainability of these preferences does not signal an investment paradigm shift.

In 2019, the Fund underperformed the Russell 2000 Value Index. From a total excess return perspective, the strongest results relative to the benchmark were in financials, industrials, and communication services. Offsetting these gains was weakness in health care, material, and consumer discretionary.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	17.52%	N/A	4.95%
Investor Class	17.21%	4.36%	10.34%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2019 (unaudited)
Sector	Percentage of Fund Investments
Financial	39.35%
Consumer, Non-cyclical	16.13
Industrial	10.13
Consumer, Cyclical	8.56
Energy	7.24
Technology	5.77
Utilities	3.67
Communications	2.52
Basic Materials	2.22
Short Term Investments	4.41
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Institutional Class
Actual	$1,000.00	$1,058.30	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$4.27
Investor Class
Actual	$1,000.00	$1,056.70	$6.18
Hypothetical (5% return before expenses)	$1,000.00	$1,019.47	$6.07
* Expenses are equal to the Fund's annualized expense ratio of 0.83% for the Institutional Class shares and 1.18% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.28%
17,800	Commercial Metals Co	$ 396,406
2,600	Domtar Corp	99,424
6,700	Innospec Inc	693,048
19,600	PH Glatfelter Co	358,680
58,300	Resolute Forest Products Inc(a)	244,860
36,200	Verso Corp Class A(a)	652,686
		2,445,104
Communications — 2.58%
14,100	DHI Group Inc(a)	42,441
36,600	Extreme Networks Inc(a)	269,742
15,500	GlobalSCAPE Inc	152,365
7,500	IDT Corp Class B(a)	54,075
94,200	Meet Group Inc(a)	471,942
9,200	MSG Networks Inc Class A(a)	160,080
119,100	National CineMedia Inc	868,239
21,500	PC-Tel Inc	182,105
1,400	Preformed Line Products Co	84,490
45,700	Rubicon Project Inc(a)	372,912
6,800	TEGNA Inc	113,492
		2,771,883
Consumer, Cyclical — 8.77%
7,300	Adient PLC(a)	155,125
21,700	American Axle & Manufacturing Holdings Inc(a)	233,492
1,800	Asbury Automotive Group Inc(a)	201,222
31,900	Barnes & Noble Education Inc(a)	136,213
1,400	BMC Stock Holdings Inc(a)	40,166
25,000	Commercial Vehicle Group Inc(a)	158,750
12,400	Crocs Inc(a)	519,436
18,600	Dana Inc	338,520
4,350	Deckers Outdoor Corp(a)	734,541
7,500	Denny's Corp(a)	149,100
74,200	Everi Holdings Inc(a)	996,506
7,700	Foundation Building Materials Inc(a)	148,995
14,500	GMS Inc(a)	392,660
6,600	Herman Miller Inc	274,890
5,300	Installed Building Products Inc(a)	365,011
2,700	LCI Industries	289,251
3,050	Lithia Motors Inc Class A	448,350
15,100	Meritage Homes Corp(a)	922,761
52,000	Meritor Inc(a)	1,361,880
31,600	Modine Manufacturing Co(a)	243,320
37,300	Office Depot Inc	102,202
7,400	Rocky Brands Inc	217,782
4,800	Tempur Sealy International Inc(a)	417,888
14,700	Veritiv Corp(a)	289,149
Shares		Fair Value
Consumer, Cyclical — (continued)
6,300	World Fuel Services Corp	$ 273,546
		9,410,756
Consumer, Non-Cyclical — 16.52%
20,700	Aaron's Inc	1,182,177
42,000	Affimed NV(a)	115,080
59,500	Agenus Inc(a)	242,165
27,800	Alkermes PLC(a)	567,120
2,700	Anika Therapeutics Inc(a)	139,995
15,800	Arena Pharmaceuticals Inc(a)	717,636
4,200	Arrowhead Pharmaceuticals Inc(a)	266,406
800	Barrett Business Services Inc	72,368
5,600	BioSpecifics Technologies Corp(a)	318,864
20,700	Cardtronics PLC Class A(a)	924,255
1,500	CareDx Inc(a)	32,355
10,500	Cerecor Inc(a)(b)	56,595
9,500	Champions Oncology Inc(a)	79,135
2,100	Coca-Cola Consolidated Inc	596,505
13,400	Coherus Biosciences Inc(a)	241,267
11,200	Collectors Universe Inc	258,160
15,200	Cross Country Healthcare Inc(a)	176,624
9,100	Eagle Pharmaceuticals Inc(a)	546,728
4,800	Enanta Pharmaceuticals Inc(a)	296,544
36,700	Ennis Inc	794,555
7,400	FTI Consulting Inc(a)	818,884
10,000	Glaukos Corp(a)(b)	544,700
14,000	Halozyme Therapeutics Inc(a)	248,220
9,800	Heidrick & Struggles International Inc	318,500
21,200	Herc Holdings Inc(a)	1,037,528
42,000	Innoviva Inc(a)	594,720
1,500	Integer Holdings Corp(a)	120,645
15,300	Ironwood Pharmaceuticals Inc(a)	203,643
1,600	John B Sanfilippo & Son Inc	146,048
53,400	K12 Inc(a)	1,086,690
6,300	Kforce Inc	250,110
14,900	Lannett Co Inc(a)(b)	131,418
5,900	Laureate Education Inc Class A(a)	103,899
9,400	Medpace Holdings Inc(a)	790,164
4,800	Myriad Genetics Inc(a)	130,704
11,100	Pfenex Inc(a)	121,878
5,400	Psychemedics Corp	49,410
9,000	Quanex Building Products Corp	153,720
55,600	Rent-A-Center Inc	1,603,504
8,600	TreeHouse Foods Inc(a)	417,100
8,200	United Therapeutics Corp(a)	722,256
8,900	Vectrus Inc(a)	456,214
2,000	Veracyte Inc(a)	55,840
		17,730,329

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Energy — 7.41%
3,600	Adams Resources & Energy Inc	$ 137,052
15,700	Arch Coal Inc Class A	1,126,318
5,000	Archrock Inc	50,200
3,800	Bonanza Creek Energy Inc(a)	88,692
14,600	California Resources Corp(a)(b)	131,838
3,900	CONSOL Energy Inc(a)	56,589
9,800	CVR Energy Inc	396,214
12,300	Delek US Holdings Inc	412,419
47,400	Denbury Resources Inc(a)	66,834
11,000	Era Group Inc(a)	111,870
49,200	Evolution Petroleum Corp	269,124
35,400	Hallador Energy Co	105,138
7,900	ION Geophysical Corp(a)	68,572
12,300	Liberty Oilfield Services Inc Class A	136,776
29,700	Matrix Service Co(a)	679,536
3,700	NACCO Industries Inc Class A	173,271
61,500	Patterson-UTI Energy Inc(b)	645,750
5,500	PDC Energy Inc(a)	143,935
40,500	Profire Energy Inc(a)(b)	58,725
3,200	Talos Energy Inc(a)	96,480
19,900	TerraForm Power Inc Class A	306,261
177,800	W&T Offshore Inc(a)	988,568
67,600	Warrior Met Coal Inc	1,428,388
38,300	Whiting Petroleum Corp(a)(b)	281,122
		7,959,672
Financial — 40.30%
3,200	1st Source Corp	166,016
3,100	ACNB Corp	117,242
22,000	AG Mortgage Investment Trust Inc REIT	339,240
35,100	American Equity Investment Life Holding Co	1,050,543
121,100	Anworth Mortgage Asset Corp REIT	426,272
9,600	Apollo Commercial Real Estate Finance Inc REIT	175,584
10,300	Ares Commercial Real Estate Corp REIT	163,152
27,400	ARMOUR Residential REIT Inc	489,638
18,600	Assured Guaranty Ltd	911,772
1,000	BancFirst Corp	62,440
81,400	Bancorp Inc(a)	1,055,758
8,700	Bank of Commerce Holdings	100,659
3,000	Bank of Marin Bancorp	135,150
7,200	Bankwell Financial Group Inc	207,648
27,300	Banner Corp	1,544,907
7,800	BCB Bancorp Inc	107,562
14,200	Blackstone Mortgage Trust Inc REIT Class A(b)	528,524
34,900	Boston Private Financial Holdings Inc	419,847
20,900	Brighthouse Financial Inc(a)	819,907
92,800	Brightsphere Investment Group Inc	948,416
18,900	BRT Apartments Corp REIT	320,733
Shares		Fair Value
Financial — (continued)
3,600	C&F Financial Corp	$ 199,188
19,300	Central Pacific Financial Corp	570,894
18,600	Central Valley Community Bancorp	403,062
5,800	Century Bancorp Inc Class A	521,768
2,000	Chemung Financial Corp	85,000
2,600	CIT Group Inc	118,638
11,800	ConnectOne Bancorp Inc	303,496
23,400	Customers Bancorp Inc(a)	557,154
13,800	Deluxe Corp	688,896
47,400	DiamondRock Hospitality Co REIT	525,192
30,400	Dime Community Bancshares Inc	635,056
8,800	EastGroup Properties Inc REIT	1,167,496
21,600	Equity Commonwealth REIT	709,128
11,000	Essent Group Ltd	571,890
14,600	Federal Agricultural Mortgage Corp Class C	1,219,100
9,700	Financial Institutions Inc	311,370
131,800	First BanCorp	1,395,762
3,600	First Business Financial Services Inc	94,788
14,600	First Financial Northwest Inc	218,124
45,900	First Industrial Realty Trust Inc REIT	1,905,309
11,900	First of Long Island Corp	298,452
44,000	Flagstar Bancorp Inc	1,683,000
5,600	FS Bancorp Inc	357,224
3,300	Getty Realty Corp REIT	108,471
8,400	Great Southern Bancorp Inc	531,888
68,100	Hilltop Holdings Inc	1,697,733
650	Hingham Institution for Savings	136,630
2,800	Home Bancorp Inc	109,732
6,200	HomeStreet Inc(a)	210,800
4,700	Independence Holding Co	197,776
1,700	Innovative Industrial Properties Inc REIT(b)	128,979
4,400	International FCStone Inc(a)	214,852
2,900	Investors Real Estate Trust REIT	210,250
500	Investors Title Co	79,600
12,100	iStar Inc REIT(b)	175,571
1,500	Lakeland Financial Corp	73,395
4,600	Luther Burbank Corp	53,038
4,800	Macatawa Bank Corp	53,424
2,100	Marlin Business Services Corp	46,158
41,200	National Storage Affiliates Trust REIT	1,385,144
63,800	Navient Corp	872,784
2,500	Nelnet Inc Class A	145,600
30,100	Newmark Group Inc Class A	404,995
2,000	NexPoint Residential Trust Inc REIT	90,000
5,400	Northrim BanCorp Inc	206,820
70,900	OFG Bancorp	1,673,949
2,300	Orrstown Financial Services Inc	52,026
12,800	Outfront Media Inc REIT	343,296

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
Financial — (continued)
2,800	PCB Bancorp	$ 48,384
34,000	PennyMac Financial Services Inc	1,157,360
3,300	PennyMac Mortgage Investment Trust REIT	73,557
32,900	Piedmont Office Realty Trust Inc REIT Class A	731,696
14,200	Popular Inc	834,250
800	PS Business Parks Inc REIT	131,896
23,900	Radian Group Inc	601,324
11,700	Regional Management Corp(a)	351,351
6,300	Republic Bancorp Inc Class A	294,840
43,100	Rexford Industrial Realty Inc REIT	1,968,377
31,900	Riverview Bancorp Inc	261,899
900	RMR Group Inc Class A	41,076
8,400	Safeguard Scientifics Inc	92,232
3,000	Shore Bancshares Inc	52,080
5,100	Stifel Financial Corp	309,315
4,300	Terreno Realty Corp REIT	232,802
1,800	Territorial Bancorp Inc	55,692
12,800	Third Point Reinsurance Ltd(a)	134,656
10,800	Tiptree Inc	87,912
9,000	Two River Bancorp	201,600
17,300	United Community Banks Inc	534,224
5,200	Urstadt Biddle Properties Inc REIT Class A	129,168
1,100	Virtus Investment Partners Inc	133,892
7,000	Walker & Dunlop Inc	452,760
19,900	West Bancorporation Inc(b)	510,037
		43,256,288
Industrial — 10.37%
6,100	Advanced Drainage Systems Inc	236,924
1,700	American Woodmark Corp(a)	177,667
10,300	ArcBest Corp	284,280
18,800	Atkore International Group Inc(a)	760,648
8,500	Bel Fuse Inc Class B	174,250
4,800	Benchmark Electronics Inc	164,928
60,200	Builders FirstSource Inc(a)	1,529,682
35,300	Comtech Telecommunications Corp	1,252,797
20,900	Costamare Inc	199,177
24,200	Dorian LPG Ltd(a)	374,616
13,400	Fabrinet (a)	868,856
23,500	General Finance Corp(a)	260,145
21,200	GrafTech International Ltd(b)	246,344
87,000	Great Lakes Dredge & Dock Corp(a)	985,710
14,200	LB Foster Co Class A(a)	275,196
11,700	MasTec Inc(a)	750,672
12,100	Myers Industries Inc	201,828
2,200	Powell Industries Inc	107,778
11,100	Sanmina Corp(a)	380,064
4,100	Scorpio Tankers Inc	161,294
19,000	SEACOR Holdings Inc(a)	819,850
Shares		Fair Value
Industrial — (continued)
17,900	Stoneridge Inc(a)	$ 524,828
1,200	Timken Co	67,572
4,600	Tredegar Corp	102,810
7,100	TriMas Corp(a)	223,011
		11,130,927
Technology — 5.91%
750	CACI International Inc Class A(a)	187,493
15,100	Cirrus Logic Inc(a)	1,244,391
37,100	Diebold Nixdorf Inc(a)	391,776
14,100	Digi International Inc(a)	249,852
16,800	Digital Turbine Inc(a)	119,784
4,000	Diodes Inc(a)	225,480
7,100	Insight Enterprises Inc(a)	499,059
13,200	NCR Corp(a)	464,112
12,900	NetScout Systems Inc(a)	310,503
1,000	Progress Software Corp	41,550
5,300	Synaptics Inc(a)	348,581
49,800	Unisys Corp(a)	590,628
8,500	Verint Systems Inc(a)	470,560
65,100	Xperi Corp	1,204,350
		6,348,119
Utilities — 3.75%
600	ALLETE Inc	48,702
9,100	Black Hills Corp	714,714
6,500	Hawaiian Electric Industries Inc	304,590
1,700	NorthWestern Corp	121,839
1,200	ONE Gas Inc	112,284
10,800	Ormat Technologies Inc	804,816
6,600	PNM Resources Inc	334,686
20,800	Portland General Electric Co	1,160,432
800	Southwest Gas Holdings Inc	60,776
4,400	Spire Inc	366,564
		4,029,403
TOTAL COMMON STOCK — 97.89% (Cost $95,503,706)		$105,082,481

See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2019
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.86%
$2,000,000	Federal Home Loan Bank 1.17%, 01/02/2020	$ 1,999,936
U.S. Treasury Bonds and Notes — 0.33%
350,000	U.S. Treasury Bills(c) 1.85%, 03/12/2020	348,729
Repurchase Agreements — 2.33%
594,870	Undivided interest of 0.90% in a repurchase agreement (principal amount/value $66,115,552 with a maturity value of $66,121,319) with Citigroup Global Markets Inc, 1.57%, dated 12/31/19 to be repurchased at $594,870 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 2/13/20 - 9/20/69, with a value of $67,437,863.(d)	594,870
594,870	Undivided interest of 1.34% in a repurchase agreement (principal amount/value $44,284,997 with a maturity value of $44,288,860) with Scotia Capital (USA) Inc, 1.57%, dated 12/31/19 to be repurchased at $594,870 on 1/2/20 collateralized by various U.S. Government Agency securities, 2.50% - 6.50%, 9/1/24 - 11/1/49, with a value of $45,174,637.(d)	594,870
594,870	Undivided interest of 1.76% in a repurchase agreement (principal amount/value $33,751,248 with a maturity value of $33,754,192) with RBC Capital Markets Corp, 1.57%, dated 12/31/19 to be repurchased at $594,870 on 1/2/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 6/30/21 - 12/1/49, with a value of $34,426,275.(d)	594,870
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 594,870	Undivided interest of 3.69% in a repurchase agreement (principal amount/value $16,152,649 with a maturity value of $16,154,085) with Credit Agricole Securities (USA) Inc, 1.60%, dated 12/31/19 to be repurchased at $594,870 on 1/2/20 collateralized by various U.S. Government Agency securities, 3.00% - 5.00%, 11/1/33 - 8/1/49, with a value of $16,475,702.(d)	$ 594,870
125,124	Undivided interest of 8.65% in a repurchase agreement (principal amount/value $1,448,214 with a maturity value of $1,448,339) with BNP Paribas Securities Corp, 1.55%, dated 12/31/19 to be repurchased at $125,124 on 1/2/20 collateralized by U.S. Treasury securities, 0.00% - 3.88%, 5/15/20 - 11/15/48, with a value of $1,477,178.(d)	125,124
		2,504,604
TOTAL SHORT TERM INVESTMENTS — 4.52% (Cost $4,853,269)		$ 4,853,269
TOTAL INVESTMENTS — 102.41% (Cost $100,356,975)		$109,935,750
OTHER ASSETS & LIABILITIES, NET — (2.41)%		$ (2,592,113)
TOTAL NET ASSETS — 100.00%		$107,343,637

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2019.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of December 31, 2019
At December 31, 2019, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Russell 2000 Mini Long Futures	27	USD	2,255,310	March 2020	$29,550
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
Great-West Invesco Small Cap Value Fund
ASSETS:
Investments in securities, fair value (including $2,473,979 of securities on loan)(a)	$107,431,146
Repurchase agreements, fair value(b)	2,504,604
Cash	120,669
Cash pledged on futures contracts	45
Dividends receivable	129,395
Subscriptions receivable	60,564
Variation margin on futures contracts	1,690
Total Assets	110,248,113
LIABILITIES:
Payable for director fees	2,807
Payable for other accrued fees	26,359
Payable for shareholder services fees	2,941
Payable to investment adviser	75,627
Payable upon return of securities loaned	2,504,604
Redemptions payable	292,138
Total Liabilities	2,904,476
NET ASSETS	$107,343,637
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,180,843
Paid-in capital in excess of par	99,381,152
Undistributed/accumulated earnings	6,781,642
NET ASSETS	$107,343,637
NET ASSETS BY CLASS
Investor Class	$9,365,811
Institutional Class	$97,977,826
CAPITAL STOCK:
Authorized
Investor Class	10,000,000
Institutional Class	50,000,000
Issued and Outstanding
Investor Class	897,356
Institutional Class	10,911,071
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.44
Institutional Class	$8.98
(a) Cost of investments	$97,852,371
(b) Cost of repurchase agreements	$2,504,604
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
Great-West Invesco Small Cap Value Fund
INVESTMENT INCOME:
Interest	$52,070
Income from securities lending	41,454
Dividends	2,353,508
Foreign withholding tax	(4,686)
Total Income	2,442,346
EXPENSES:
Management fees	823,770
Shareholder services fees – Investor Class	37,514
Audit and tax fees	29,093
Custodian fees	8,966
Director's fees	14,191
Legal fees	9,461
Pricing fees	1,188
Registration fees	27,373
Transfer agent fees	8,490
Other fees	243
Total Expenses	960,289
Less amount waived by investment adviser	68,044
Net Expenses	892,245
NET INVESTMENT INCOME	1,550,101
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(1,929,770)
Net realized gain on futures contracts	489,804
Net Realized Loss	(1,439,966)
Net change in unrealized appreciation on investments	16,044,314
Net change in unrealized appreciation on futures contracts	42,422
Net Change in Unrealized Appreciation	16,086,736
Net Realized and Unrealized Gain	14,646,770
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,196,871
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West Invesco Small Cap Value Fund	2019	2018
OPERATIONS:
Net investment income	$1,550,101	$1,173,926
Net realized gain (loss)	(1,439,966)	5,202,656
Net change in unrealized appreciation (depreciation)	16,086,736	(19,363,628)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,196,871	(12,987,046)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	(2,373)	(1,819)
Institutional Class	(24,825)	(15,754)
From return of capital	(27,198)	(17,573)
From net investment income and net realized gains
Investor Class	(48,386)	(786,753)
Institutional Class	(1,309,053)	(7,432,856)
From net investment income and net realized gains	(1,357,439)	(8,219,609)
Total Distributions	(1,384,637)	(8,237,182)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,619,896	7,934,132
Institutional Class	22,608,564	46,403,893
Shares issued in reinvestment of distributions
Investor Class	50,759	788,572
Institutional Class	1,333,878	7,448,610
Shares redeemed
Investor Class	(6,550,510)	(6,618,664)
Institutional Class	(18,690,987)	(22,908,413)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,371,600	33,048,130
Total Increase in Net Assets	17,183,834	11,823,902
NET ASSETS:
Beginning of year	90,159,803	78,335,901
End of year	$107,343,637	$90,159,803
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	364,666	706,328
Institutional Class	2,666,976	4,731,012
Shares issued in reinvestment of distributions
Investor Class	5,293	87,776
Institutional Class	156,512	952,212
Shares redeemed
Investor Class	(658,308)	(580,827)
Institutional Class	(2,180,929)	(2,240,543)
Net Increase	354,210	3,655,958
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2019	$ 8.95	0.12	1.42	1.54	(0.00) (d)	(0.05)	-	(0.05)	$10.44	17.21%
12/31/2018	$11.22	0.09	(1.64)	(1.55)	(0.00) (d)	(0.32)	(0.40)	(0.72)	$ 8.95	(13.86%)
12/31/2017	$11.60	0.05	0.70	0.75	-	(0.02)	(1.11)	(1.13)	$11.22	6.82%
12/31/2016	$ 9.41	0.07	2.14	2.21	-	(0.02)	-	(0.02)	$11.60	23.57%
12/31/2015	$10.98	0.03	(0.79)	(0.76)	(0.01)	(0.03)	(0.77)	(0.81)	$ 9.41	(7.12%)
Institutional Class
12/31/2019	$ 7.75	0.13	1.22	1.35	(0.00) (d)	(0.12)	-	(0.12)	$ 8.98	17.52%
12/31/2018	$ 9.88	0.12	(1.45)	(1.33)	(0.00) (d)	(0.40)	(0.40)	(0.80)	$ 7.75	(13.52%)
12/31/2017	$10.41	0.09	0.62	0.71	-	(0.13)	(1.11)	(1.24)	$ 9.88	7.21%
12/31/2016	$ 8.49	0.09	1.94	2.03	-	(0.11)	-	(0.11)	$10.41	24.00%
12/31/2015 (e)	$10.00	0.05	(0.76)	(0.71)	(0.01)	(0.04)	(0.75)	(0.80)	$ 8.49	(7.30%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 9,366	1.47%	1.18%	1.20%	67%
12/31/2018	$10,614	1.41%	1.18%	0.83%	94%
12/31/2017	$10,910	1.40%	1.26%	0.47%	90%
12/31/2016	$13,559	1.40%	1.40%	0.75%	72%
12/31/2015	$14,157	1.40%	1.40%	0.26%	82%
Institutional Class
12/31/2019	$97,978	0.87%	0.83%	1.54%	67%
12/31/2018	$79,545	0.88%	0.83%	1.21%	94%
12/31/2017	$67,426	0.96%	0.90%	0.86%	90%
12/31/2016	$59,254	1.05%	1.05%	1.07%	72%
12/31/2015 (e)	$54,201	1.05% (h)	1.05% (h)	0.79% (h)	82%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Annual Report - December 31, 2019

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 105,082,481	$ —	$ —	$ 105,082,481
Short Term Investments	—	4,853,269	—	4,853,269
Total investments, at fair value:	105,082,481	4,853,269	0	109,935,750
Other Financial Investments:
Futures Contracts(a)	29,550	—	—	29,550
Total Assets	$ 105,112,031	$ 4,853,269	$ 0	$ 109,965,300
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2019 and 2018 were as follows:
	2019	2018
Ordinary income	$1,357,439	$3,858,656
Long-term capital gain	-	4,360,953
Return of capital	27,198	17,573
	$1,384,637	$8,237,182
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.

Annual Report - December 31, 2019

Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Fund has reclassified $27,198 from Paid-in capital to Undistributed/accumulated earnings for December 31, 2019. Net assets of the Fund were unaffected by the reclassifications.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	(1,947,051)
Post-October losses	(806,608)
Net unrealized appreciation	9,535,301
Tax composition of capital	$6,781,642
At December 31, 2019, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2019, the Fund did not utilize any capital loss carryforwards. Details of the capital loss carryforwards as of December 31, 2019, were as follows:
No Expiration	$(1,947,051)
Total	(1,947,051)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(806,608)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2019 were as follows:
Federal tax cost of investments	$100,429,999
Gross unrealized appreciation on investments	15,931,338
Gross unrealized depreciation on investments	(6,396,037)
Net unrealized appreciation on investments	$9,535,301
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts

Annual Report - December 31, 2019

The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 32 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2019 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$29,550 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$489,804	Net change in unrealized appreciation on futures contracts	$42,422
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.80% of the Fund’s average daily net assets up to $1 billion dollars, 0.75% of the Fund’s average daily net assets over $1 billion dollars and 0.70% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.83% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2019

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires December 31, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$56,497	$76,290	$68,044	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Invesco Advisers, Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $975,000 for the fiscal year ended December 31, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $70,077,572 and $67,413,506, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $131,305 and $100,520, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2019, the Fund had securities on loan valued at $2,473,979 and received collateral as reported on the Statement of Assets and Liabilities of $2,504,604 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2019, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2019

7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Invesco Small Cap Value Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 21, 2020
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2019, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 76	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC	66	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 76	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	66	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 65	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Enterprise Holdings, LLC	66	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Grand Junction Housing Authority and Counseling and Education Center	66	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 56	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	66	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC (“GWCM”) and Advised Assets Group, LLC (“AAG”); formerly, Vice President, Great-West Funds Investment Products	66	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Vice President, Great-West Funds Investment Products	66	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 63	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 45	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 52	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 33	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 44	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, the Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,059,880 for fiscal year 2018 and $1,122,930 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2018 and $60,000 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,167,000 and for fiscal year 2019 equaled $1,556,795.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 21, 2020